Leases - Summary Of Other Information Related To Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Lessee Disclosure [Abstract]
Operating cash flows from operating leases	$ 1,928	$ 1,818	$ 1,610